General_Noncontrolling interests (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Woori Investment Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests	₩ 119,111	₩ 73,986
Net income attributable to non-controlling interests	8,370	9,990	₩ 4,353
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests	64,877	70,249
Net income attributable to non-controlling interests	8,882	6,383	6,241
Dividends to non-controlling interests	1,513	1,242	₩ 778
Wealth Development Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests	16,778	16,983
Net income attributable to non-controlling interests	₩ 648	₩ 611